Related Party Transactions Disclosure	9 Months Ended
May 31, 2016
Notes
Related Party Transactions Disclosure	Note 7 – Related Party Share Issuances During the quarter ending May 31, 2016, 10M shares of common stock were issued to Dieter Sauer and 13M shares of common stock were issued to Ana Sauer.